Intangible assets, net	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 6. Intangible assets, net

Intangible assets, net consists of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Purchased games	$704,000	-
Less: accumulated amortization	(24,867)	-
Intangible assets, net	$679,133	-

Amortization expense for the years ended September 30, 2025, 2024 and 2023 amounted to $24,867, nil, and nil, respectively.

Estimated future amortization expense is as follows:

Amortization
Twelve months ending September 30,	expense
2026	$140,796
2027	140,796
2028	140,796
2029	140,796
2030	115,949
Total	$679,133